EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.15

Client Name:	Ellington
Client Project Name:	EFMT 2023-1
Start - End Dates:	4/13/2022 - 6/15/2022
Deal Loan Count:	19

Loan Level Tape Compare Upload

Loans in Report	19

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Discrepancy Comment
2000011356	(No Data)	Property Type	Detached PUD	Attached PUD	As per appraisal dated 03/08/2022.
2000011356	(No Data)	Representative Credit Score for Grading	660	680	(No Data)
2000012714	(No Data)	Property Type	SFR	SFR-Attached	As per appraisal 03/16/2022.
2000012790	(No Data)	Original Appraised Value	$XXXX	$XXXX	Purchased in 12/2021 less than 6 months lender used Purchase price of $XXXX. Appraised value $XXXX
2000013266	XXXX	Representative Credit Score for Grading	800	808	Per most recent credit report median score is 808
2000013504	XXXX	Disbursement Date	XX/XX/XXXX	XX/XX/XXXX	As per PCCD datd XX/XX/XXXX
2000013504	XXXX	Original Appraised Value	$XXXX	$XXXX	Lender used reconciliation value and not appraisal value
2000013563	XXXX	Property Type	Detached PUD	Attached PUD	Appraisal is marked PUD and Attached
2000013583	XXXX	Disbursement Date	XX/XX/XXXX	XX/XX/XXXX	As per final CD dated XX/XX/XXXX
2000013951	XXXX	Total Cash Out	(84682.05)	84682.05	Cash to borrower at closing
2000013974	XXXX	Disbursement Date	XX/XX/XXXX	XX/XX/XXXX	As per HUD-1 dated XX/XX/XXXX
2000014118	XXXX	Disbursement Date	XX/XX/XXXX	XX/XX/XXXX	As per final CD dated XX/XX/XXXX
2000014326	XXXX	Debt to Income Ratio (Back)	13.1900	23.2052	DTI 13.19 Front / 23.2052 Back. Lender 13.19 front / 23.21 back
2000014326	XXXX	Total Cash Out	(87212.40)	87212.40	$87,212.40 cash to borrower at closing per HUD
2000014651	XXXX	Debt to Income Ratio (Back)	15.5100	24.5706	DTI Front 15.51 Back 24.5706
2000014811	(No Data)	Disbursement Date	XX/XX/XXXX	XX/XX/XXXX	As per HUD-1 dated 06/10/2022
2000014811	(No Data)	Total Cash Out	(183008.61)	183008.61	Cash back to borrower $183,008.60

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